Leases (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2024
Leases [Abstract]
Description of lease periods expiring		lease periods expiring between 2025 and 2034
Additional lease years	10 years
Expiry dates and renewal options, description		expiry dates varying between 2025 and 2030, with renewal options varying between 2025 and 2032
Description of terminate lease, term		terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term